Cover	Nov. 04, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	001-03560
Entity Registrant Name	Magnera Corporation
Entity Central Index Key	0000041719
Entity Tax Identification Number	23-0628360
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	9335 Harris Corners Pkwy
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28269
City Area Code	866
Local Phone Number	744-7380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	MAGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Glatfelter Corporation
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	4350 Congress Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209